Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost of fixed-maturity securities available-for-sale	$ 84,029,645	$ 79,180,533
Fair value through income, amortized cost	36,504	36,474
Held to maturity, fair value	3,630	5,279
Mortgage loans, valuation allowances	48,400	37,400
Available-for-sale equity, at cost	316,541	71,005
Trading securities, at cost	312,592	299,017
Receivables, allowance for uncollectible	4,959	5,560
Account balances and future policy benefit reserves, fair value	$ 2,611,562	$ 1,055,301
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Class A, Series A preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, liquidation preference	$ 2,084	$ 1,560
Class A, Series B preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, liquidation preference	$ 4,283	$ 1,750